Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	“Compensation Actually Paid” to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average “Compensation Actually Paid” to Non-PEO NEOs ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Income (millions) ($)(7)	Adjusted Earnings Per Share ($)(8)
2022	10,967,783	(8,923,734)	2,671,920	(2,104,339)	88.75	130.40	1,894	15.88
2021	12,570,992	41,533,922	3,747,607	11,455,491	142.59	143.70	1,890	18.12
2020	7,067,446	3,747,450	2,446,600	1,477,958	108.26	116.32	1,985	7.64

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]	Our Principal Executive Officer (PEO) for each of the years reported was Lori J. Ryerkerk, our Chair, CEO and President. The dollar amounts reported are the amounts of total compensation reported in our Summary Compensation Table. The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Mr. Richardson, Mr. Kelly, Mr. Fotheringham and Ms. Puckett; (ii) for 2021, Mr. Richardson, Mr. Kelly, Mr. Fotheringham and Ms. Puckett; and (iii) for 2020, Mr. Richardson, Mr. Kelly, Ms. Puckett, Shannon L. Jurecka, our former Senior Vice President and Chief Human Resources Officer, and Todd L. Elliott, our Former Senior Vice President, Acetyl Chain.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Dow Jones (US) Chemical Index
PEO Total Compensation Amount	$ 10,967,783	$ 12,570,992	$ 7,067,446
PEO Actually Paid Compensation Amount	$ (8,923,734)	41,533,922	3,747,450
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned or realized by or paid to an NEO during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	“Compensation Actually Paid” to PEO
2022	10,967,783	7,999,809	(11,891,708)	(8,923,734)
2021	12,570,992	8,649,899	37,612,829	41,533,922
2020	7,067,446	4,499,859	1,179,863	3,747,450
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)The amounts deducted or added in calculating the equity award adjustments are set forth in the following table. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2022	4,604,252	(8,892,056)	—	(7,603,904)	—	—	(11,891,708)
2021	22,500,064	14,801,924	—	310,841	—	—	37,612,829
2020	2,844,139	(1,247,431)	—	(416,845)	—	—	1,179,863

Non-PEO NEO Average Total Compensation Amount	$ 2,671,920	3,747,607	2,446,600
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,104,339)	11,455,491	1,477,958
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Equity Award Adjustments(a)	Average “Compensation Actually Paid” to Non-PEO NEOs
2022	2,671,920	1,399,790	(3,376,469)	(2,104,339)
2021	3,747,607	2,074,968	9,782,852	11,455,491
2020	2,446,600	1,149,826	181,185	1,477,958
(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2022	805,641	(2,277,894)	—	(1,904,216)	—	—	(3,376,469)
2021	5,397,393	4,452,646	—	(67,187)	—	—	9,782,852
2020	702,555	(322,581)	31,472	(86,891)	(143,370)	—	181,185

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
(1) Total Shareholder Return: Company versus Peer Group (Dow Jones US Chemicals Index) and (2) "Compensation Actually Paid” versus Company Total Shareholder Return
As shown in the chart below, the Company’s 3-year cumulative TSR is lower than that of the companies included in our industry index, the Dow Jones US Chemicals Index. While the general macroeconomic environment became more uncertain during the course of 2022, we believe our share price trajectory during 2022 was negatively impacted following the announcement of the M&M Acquisition as (1) the macroeconomic environment became more uncertain over the course of 2022 and (2) benchmark interest rates in the broader market increased our costs of financing the M&M Acquisition through debt.
Our CEO and other NEOs’ “compensation actually paid” amounts are generally aligned with the trend in TSR performance, as shown in the chart below. This is primarily because “compensation actually paid” is largely driven by year-over-year changes in stock prices due to the significant portion of each NEO’s compensation that is equity-based.

Compensation Actually Paid vs. Net Income [Text Block]
“Compensation Actually Paid” versus GAAP Net Income and Adjusted EPS
Like many companies, our sales and earnings in 2020 were significantly adversely affected by the COVID-19 pandemic. Our relatively high GAAP net income in 2020 was primarily due to a $1,408 million gain on the sale of our joint venture interest in Polyplastics Co. Ltd. that was completed in October 2020 (and which was excluded from the Adjusted EPS results for that year). Excluding the impact of this transaction, we believe our GAAP net income trend over the past three years generally aligns to the trend in “compensation actually paid.”
While the CMDC has selected Adjusted EPS as the Company-Selected Financial Measure representing the most important financial measure used to link performance to pay in 2022, the CMDC does not use GAAP net income to make decisions regarding compensation levels or design, or incentive plan payouts.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
“Compensation Actually Paid” versus GAAP Net Income and Adjusted EPS
Like many companies, our sales and earnings in 2020 were significantly adversely affected by the COVID-19 pandemic. Our relatively high GAAP net income in 2020 was primarily due to a $1,408 million gain on the sale of our joint venture interest in Polyplastics Co. Ltd. that was completed in October 2020 (and which was excluded from the Adjusted EPS results for that year). Excluding the impact of this transaction, we believe our GAAP net income trend over the past three years generally aligns to the trend in “compensation actually paid.”
While the CMDC has selected Adjusted EPS as the Company-Selected Financial Measure representing the most important financial measure used to link performance to pay in 2022, the CMDC does not use GAAP net income to make decisions regarding compensation levels or design, or incentive plan payouts.

Total Shareholder Return Vs Peer Group [Text Block]
(1) Total Shareholder Return: Company versus Peer Group (Dow Jones US Chemicals Index) and (2) "Compensation Actually Paid” versus Company Total Shareholder Return
As shown in the chart below, the Company’s 3-year cumulative TSR is lower than that of the companies included in our industry index, the Dow Jones US Chemicals Index. While the general macroeconomic environment became more uncertain during the course of 2022, we believe our share price trajectory during 2022 was negatively impacted following the announcement of the M&M Acquisition as (1) the macroeconomic environment became more uncertain over the course of 2022 and (2) benchmark interest rates in the broader market increased our costs of financing the M&M Acquisition through debt.
Our CEO and other NEOs’ “compensation actually paid” amounts are generally aligned with the trend in TSR performance, as shown in the chart below. This is primarily because “compensation actually paid” is largely driven by year-over-year changes in stock prices due to the significant portion of each NEO’s compensation that is equity-based.

Tabular List [Table Text Block]

Most Important Performance Measures
s	Adjusted EPS
s	Adjusted EBIT(1)
s	Return on Capital Expended (ROCE)
s	Working Capital as a Percentage of Net Sales(1)

Total Shareholder Return Amount	$ 88.75	142.59	108.26
Peer Group Total Shareholder Return Amount	130.40	143.70	116.32
Net Income (Loss)	$ 1,894,000,000	$ 1,890,000,000	$ 1,985,000,000
Company Selected Measure Amount | $ / shares	15.88	18.12	7.64
PEO Name	Lori J. Ryerkerk	Lori J. Ryerkerk	Lori J. Ryerkerk
Additional 402(v) Disclosure [Text Block]	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of each applicable fiscal year and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period (December 31, 2019). The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.Adjusted EBIT and Working Capital as a Percentage of Net Sales were the primary metrics in our 2022 Annual Incentive Plan for NEOs. For the 2023 Annual Incentive Plan, these metrics were replaced with Adjusted EBITDA and Free Cash Flow. For more information, including the CMDC’s reasons for this change, please see “Compensation Discussion and Analysis — Compensation Decisions — Annual Incentive Plan Awards — Looking Forward: 2023 Annual Incentive Plan.”
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description [Text Block]	The CMDC has selected Adjusted EPS as the Company-Selected Financial Measure representing the most important financial measure used to link performance to pay in 2022. Adjusted EPS is the most heavily-weighted metric in our PRSU design, and under our pay-for-performance approach PRSUs represent a significant portion of the NEOs’ compensation. Adjusted EPS is a non-U.S. GAAP financial measures See “Exhibit A” for information concerning this measure including a definition and reconciliation to the most comparable U.S. GAAP financial measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBIT(1)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Capital Expended (ROCE)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Working Capital as a Percentage of Net Sales(1)
PEO [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 7,999,809	$ 8,649,899	$ 4,499,859
PEO [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,891,708)	37,612,829	1,179,863
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	4,604,252	22,500,064	2,844,139
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(8,892,056)	14,801,924	(1,247,431)
PEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(7,603,904)	310,841	(416,845)
PEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,399,790	2,074,968	1,149,826
Non-PEO NEO [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,376,469)	9,782,852	181,185
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	31,472
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(1,904,216)	(67,187)	(86,891)
Non-PEO NEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	(143,370)
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	805,641	5,397,393	702,555
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	$ (2,277,894)	$ 4,452,646	$ (322,581)